Document and Entity Information	Sep. 07, 2021
Cover [Abstract]
Entity Address, State or Province	GA
Amendment Flag	false
Entity Central Index Key	0000914208
Document Type	8-K
Document Period End Date	Sep. 07, 2021
Entity Registrant Name	Invesco Ltd.
Entity Incorporation State Country Code	D0
Entity File Number	001-13908
Entity Tax Identification Number	98-0557567
Entity Address, Address Line One	1555 Peachtree Street, N.E
Entity Address, City or Town	Atlanta
Entity Address, Postal Zip Code	30309
City Area Code	(404)
Local Phone Number	892-0896
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $.20 par value
Trading Symbol	IVZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false